Prepaid gold sales (Tables)	12 Months Ended
Dec. 31, 2024
Contract liabilities [abstract]
Schedule of changes in gold stream obligation
The following is a summary of the changes in the prepaid gold sales:

$

Outstanding at December 31, 2023	—
Value of contracts added	500,023
Accretion	38,087
Outstanding at December 31, 2024	538,110
Less current portion	(272,781)
265,329